Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following (in thousands):

	As of December 31,
	2020	2019
Land	$—	$782
Building and residential properties	—	1,168
Software	—	2,607
Equipment	234	1,697
Furniture and fixtures	—	305
Building and leasehold improvements	—	1,241
Property and equipment	234	7,800
Less: accumulated depreciation	(230)	(6,418)
Property and equipment, net	$4	$1,382